Business Combinations - Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations (Detail) - Acquisitions 2019-2021 [member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Consideration Transferred Business Combinations [Line Items]
Cash and cash equivalents	kr 256	kr 9,534	kr 1,815
Others	0	314	142
Total consideration	256	9,848	1,957
Net assets acquired
Cash and cash equivalents	0	314	142
Property, plant and equipment	1	55	353
Right-of-use of assets	0	126	0
Intangible assets	(95)	3,583	497
Investments in associates	0	167	101
Other assets	21	1,292	1,357
Provisions, incl. post-employment benefits	0	(16)	(102)
Other liabilities	(348)	(2,781)	(743)
Total identifiable net assets (liabilities)	(421)	2,740	1,605
Costs recognized in net income	0	0	153
Goodwill	677	7,108	199
Total	256	9,848	1,957
Acquisition-related costs	kr 11	kr 92	kr 85